Financial instruments (Details 15) (Recurring basis, CHF) In Millions, unless otherwise specified																			12 Months Ended			12 Months Ended			12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended						12 Months Ended			12 Months Ended									12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended			12 Months Ended													12 Months Ended			12 Months Ended						12 Months Ended												12 Months Ended						12 Months Ended												12 Months Ended			12 Months Ended			12 Months Ended																							12 Months Ended			12 Months Ended			12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended						12 Months Ended			12 Months Ended									12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended			12 Months Ended													12 Months Ended			12 Months Ended						12 Months Ended												12 Months Ended						12 Months Ended												12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011 Interest-bearing deposits with banks	Dec. 31, 2010 Interest-bearing deposits with banks	Dec. 31, 2012 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2011 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2010 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2012 Securities received as collateral	Dec. 31, 2011 Securities received as collateral	Dec. 31, 2010 Securities received as collateral	Dec. 31, 2012 Trading assets	Dec. 31, 2011 Trading assets	Dec. 31, 2010 Trading assets	Dec. 31, 2012 Trading assets Debt securities	Dec. 31, 2011 Trading assets Debt securities	Dec. 31, 2010 Trading assets Debt securities	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities	Dec. 31, 2011 Trading assets Debt securities Corporate debt securities	Dec. 31, 2010 Trading assets Debt securities Corporate debt securities	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Option model	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Option model Minimum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Option model Maximum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Market comparable	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Market comparable Minimum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Market comparable Maximum	Dec. 31, 2012 Trading assets Debt securities RMBS	Dec. 31, 2011 Trading assets Debt securities RMBS	Dec. 31, 2010 Trading assets Debt securities RMBS	Dec. 31, 2012 Trading assets Debt securities RMBS Discounted cash flow	Dec. 31, 2012 Trading assets Debt securities RMBS Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities RMBS Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities CMBS	Dec. 31, 2011 Trading assets Debt securities CMBS	Dec. 31, 2010 Trading assets Debt securities CMBS	Dec. 31, 2012 Trading assets Debt securities CMBS Discounted cash flow	Dec. 31, 2012 Trading assets Debt securities CMBS Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities CMBS Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2011 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2010 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Discounted cash flow	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Vendor price	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Vendor price Minimum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Vendor price Maximum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Market comparable	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Market comparable Minimum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Market comparable Maximum	Dec. 31, 2012 Trading assets Equity securities	Dec. 31, 2011 Trading assets Equity securities	Dec. 31, 2010 Trading assets Equity securities	Dec. 31, 2012 Trading assets Equity securities Discounted cash flow	Dec. 31, 2012 Trading assets Equity securities Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Equity securities Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Equity securities Market comparable	Dec. 31, 2012 Trading assets Equity securities Market comparable Minimum	Dec. 31, 2012 Trading assets Equity securities Market comparable Maximum	Dec. 31, 2012 Trading assets Derivative instruments	Dec. 31, 2011 Trading assets Derivative instruments	Dec. 31, 2010 Trading assets Derivative instruments	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2011 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2010 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives Option model	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives Option model Minimum	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives Option model Maximum	Dec. 31, 2012 Trading assets Derivative instruments Equity/index-related derivatives	Dec. 31, 2011 Trading assets Derivative instruments Equity/index-related derivatives	Dec. 31, 2010 Trading assets Derivative instruments Equity/index-related derivatives	Dec. 31, 2012 Trading assets Derivative instruments Equity/index-related derivatives Option model	Dec. 31, 2012 Trading assets Derivative instruments Equity/index-related derivatives Option model Minimum	Dec. 31, 2012 Trading assets Derivative instruments Equity/index-related derivatives Option model Maximum	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2011 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2010 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Other	Dec. 31, 2011 Trading assets Other	Dec. 31, 2010 Trading assets Other	Dec. 31, 2012 Trading assets Other Discounted cash flow	Dec. 31, 2012 Trading assets Other Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Other Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Other Market comparable	Dec. 31, 2012 Trading assets Other Market comparable Minimum	Dec. 31, 2012 Trading assets Other Market comparable Maximum	Dec. 31, 2012 Investment securities	Dec. 31, 2011 Investment securities	Dec. 31, 2010 Investment securities	Dec. 31, 2012 Other investments	Dec. 31, 2011 Other investments	Dec. 31, 2010 Other investments	Dec. 31, 2012 Other investments Private Equity	Dec. 31, 2012 Other investments Hedge funds	Dec. 31, 2012 Other investments Other equity investments	Dec. 31, 2012 Other investments Other equity investments - of which private	Dec. 31, 2012 Other investments Other equity investments - of which private Discounted cash flow	Dec. 31, 2012 Other investments Other equity investments - of which private Discounted cash flow Minimum	Dec. 31, 2012 Other investments Other equity investments - of which private Discounted cash flow Maximum	Dec. 31, 2012 Other investments Other equity investments - of which private Market comparable	Dec. 31, 2012 Other investments Other equity investments - of which private Market comparable Minimum	Dec. 31, 2012 Other investments Other equity investments - of which private Market comparable Maximum	Dec. 31, 2012 Other investments Life finance instruments	Dec. 31, 2011 Other investments Life finance instruments	Dec. 31, 2010 Other investments Life finance instruments	Dec. 31, 2012 Other investments Life finance instruments Discounted cash flow	Dec. 31, 2012 Other investments Life finance instruments Discounted cash flow Minimum	Dec. 31, 2012 Other investments Life finance instruments Discounted cash flow Maximum	Dec. 31, 2012 Other investments Equity securities	Dec. 31, 2011 Other investments Equity securities	Dec. 31, 2010 Other investments Equity securities	Dec. 31, 2012 Loans	Dec. 31, 2011 Loans	Dec. 31, 2010 Loans	Dec. 31, 2012 Loans - of which commercial and industrial	Dec. 31, 2011 Loans - of which commercial and industrial	Dec. 31, 2010 Loans - of which commercial and industrial	Dec. 31, 2012 Loans - of which commercial and industrial Discounted cash flow	Dec. 31, 2012 Loans - of which commercial and industrial Discounted cash flow Minimum	Dec. 31, 2012 Loans - of which commercial and industrial Discounted cash flow Maximum	Dec. 31, 2012 Loans - of which financial institutions	Dec. 31, 2011 Loans - of which financial institutions	Dec. 31, 2010 Loans - of which financial institutions	Dec. 31, 2012 Loans - of which financial institutions Discounted cash flow	Dec. 31, 2012 Loans - of which financial institutions Discounted cash flow Minimum	Dec. 31, 2012 Loans - of which financial institutions Discounted cash flow Maximum	Dec. 31, 2012 Other intangible assets.	Dec. 31, 2011 Other intangible assets.	Dec. 31, 2010 Other intangible assets.	Dec. 31, 2012 Other assets	Dec. 31, 2011 Other assets	Dec. 31, 2010 Other assets	Dec. 31, 2012 Other assets - of which loans held-for-sale	Dec. 31, 2011 Other assets - of which loans held-for-sale	Dec. 31, 2010 Other assets - of which loans held-for-sale	Dec. 31, 2012 Other assets - of which loans held-for-sale Discounted cash flow	Dec. 31, 2012 Other assets - of which loans held-for-sale Discounted cash flow Minimum	Dec. 31, 2012 Other assets - of which loans held-for-sale Discounted cash flow Maximum	Dec. 31, 2012 Other assets - of which loans held-for-sale Vendor price	Dec. 31, 2012 Other assets - of which loans held-for-sale Vendor price Minimum	Dec. 31, 2012 Other assets - of which loans held-for-sale Vendor price Maximum	Dec. 31, 2012 Other assets - of which loans held-for-sale Market comparable	Dec. 31, 2012 Other assets - of which loans held-for-sale Market comparable Minimum	Dec. 31, 2012 Other assets - of which loans held-for-sale Market comparable Maximum	Dec. 31, 2012 Assets	Dec. 31, 2011 Assets	Dec. 31, 2010 Assets	Dec. 31, 2011 Bank Interest-bearing deposits with banks	Dec. 31, 2010 Bank Interest-bearing deposits with banks	Dec. 31, 2012 Bank Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2011 Bank Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2010 Bank Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2012 Bank Securities received as collateral	Dec. 31, 2011 Bank Securities received as collateral	Dec. 31, 2010 Bank Securities received as collateral	Dec. 31, 2012 Bank Trading assets	Dec. 31, 2011 Bank Trading assets	Dec. 31, 2010 Bank Trading assets	Dec. 31, 2012 Bank Trading assets Debt securities	Dec. 31, 2011 Bank Trading assets Debt securities	Dec. 31, 2010 Bank Trading assets Debt securities	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities	Dec. 31, 2011 Bank Trading assets Debt securities Corporate debt securities	Dec. 31, 2010 Bank Trading assets Debt securities Corporate debt securities	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Option model	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Option model Minimum	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Option model Maximum	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Discounted cash flow	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Market comparable	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Market comparable Minimum	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Market comparable Maximum	Dec. 31, 2012 Bank Trading assets Debt securities RMBS	Dec. 31, 2011 Bank Trading assets Debt securities RMBS	Dec. 31, 2010 Bank Trading assets Debt securities RMBS	Dec. 31, 2012 Bank Trading assets Debt securities RMBS Discounted cash flow	Dec. 31, 2012 Bank Trading assets Debt securities RMBS Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Debt securities RMBS Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Debt securities CMBS	Dec. 31, 2011 Bank Trading assets Debt securities CMBS	Dec. 31, 2010 Bank Trading assets Debt securities CMBS	Dec. 31, 2012 Bank Trading assets Debt securities CMBS Discounted cash flow	Dec. 31, 2012 Bank Trading assets Debt securities CMBS Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Debt securities CMBS Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2011 Bank Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2010 Bank Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Discounted cash flow	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Vendor price	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Vendor price Minimum	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Vendor price Maximum	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Market comparable	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Market comparable Minimum	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Market comparable Maximum	Dec. 31, 2012 Bank Trading assets Equity securities	Dec. 31, 2011 Bank Trading assets Equity securities	Dec. 31, 2010 Bank Trading assets Equity securities	Dec. 31, 2012 Bank Trading assets Equity securities Discounted cash flow	Dec. 31, 2012 Bank Trading assets Equity securities Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Equity securities Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Equity securities Market comparable	Dec. 31, 2012 Bank Trading assets Equity securities Market comparable Minimum	Dec. 31, 2012 Bank Trading assets Equity securities Market comparable Maximum	Dec. 31, 2012 Bank Trading assets Derivative instruments	Dec. 31, 2011 Bank Trading assets Derivative instruments	Dec. 31, 2010 Bank Trading assets Derivative instruments	Dec. 31, 2012 Bank Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2011 Bank Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2010 Bank Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2012 Bank Trading assets Derivative instruments Interest rate derivatives Option model	Dec. 31, 2012 Bank Trading assets Derivative instruments Interest rate derivatives Option model Minimum	Dec. 31, 2012 Bank Trading assets Derivative instruments Interest rate derivatives Option model Maximum	Dec. 31, 2012 Bank Trading assets Derivative instruments Equity/index-related derivatives	Dec. 31, 2011 Bank Trading assets Derivative instruments Equity/index-related derivatives	Dec. 31, 2010 Bank Trading assets Derivative instruments Equity/index-related derivatives	Dec. 31, 2012 Bank Trading assets Derivative instruments Equity/index-related derivatives Option model	Dec. 31, 2012 Bank Trading assets Derivative instruments Equity/index-related derivatives Option model Minimum	Dec. 31, 2012 Bank Trading assets Derivative instruments Equity/index-related derivatives Option model Maximum	Dec. 31, 2012 Bank Trading assets Derivative instruments Credit derivatives	Dec. 31, 2011 Bank Trading assets Derivative instruments Credit derivatives	Dec. 31, 2010 Bank Trading assets Derivative instruments Credit derivatives	Dec. 31, 2012 Bank Trading assets Derivative instruments Credit derivatives Discounted cash flow	Dec. 31, 2012 Bank Trading assets Derivative instruments Credit derivatives Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Derivative instruments Credit derivatives Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Other	Dec. 31, 2011 Bank Trading assets Other	Dec. 31, 2010 Bank Trading assets Other	Dec. 31, 2012 Bank Trading assets Other Discounted cash flow	Dec. 31, 2012 Bank Trading assets Other Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Other Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Other Market comparable	Dec. 31, 2012 Bank Trading assets Other Market comparable Minimum	Dec. 31, 2012 Bank Trading assets Other Market comparable Maximum	Dec. 31, 2012 Bank Investment securities	Dec. 31, 2011 Bank Investment securities	Dec. 31, 2010 Bank Investment securities	Dec. 31, 2012 Bank Other investments	Dec. 31, 2011 Bank Other investments	Dec. 31, 2010 Bank Other investments	Dec. 31, 2012 Bank Other investments Private Equity	Dec. 31, 2012 Bank Other investments Hedge funds	Dec. 31, 2012 Bank Other investments Other equity investments	Dec. 31, 2012 Bank Other investments Other equity investments - of which private	Dec. 31, 2012 Bank Other investments Other equity investments - of which private Discounted cash flow	Dec. 31, 2012 Bank Other investments Other equity investments - of which private Discounted cash flow Minimum	Dec. 31, 2012 Bank Other investments Other equity investments - of which private Discounted cash flow Maximum	Dec. 31, 2012 Bank Other investments Other equity investments - of which private Market comparable	Dec. 31, 2012 Bank Other investments Other equity investments - of which private Market comparable Minimum	Dec. 31, 2012 Bank Other investments Other equity investments - of which private Market comparable Maximum	Dec. 31, 2012 Bank Other investments Life finance instruments	Dec. 31, 2011 Bank Other investments Life finance instruments	Dec. 31, 2010 Bank Other investments Life finance instruments	Dec. 31, 2012 Bank Other investments Life finance instruments Discounted cash flow	Dec. 31, 2012 Bank Other investments Life finance instruments Discounted cash flow Minimum	Dec. 31, 2012 Bank Other investments Life finance instruments Discounted cash flow Maximum	Dec. 31, 2012 Bank Other investments Equity securities	Dec. 31, 2011 Bank Other investments Equity securities	Dec. 31, 2010 Bank Other investments Equity securities	Dec. 31, 2012 Bank Loans	Dec. 31, 2011 Bank Loans	Dec. 31, 2010 Bank Loans	Dec. 31, 2012 Bank Loans - of which commercial and industrial	Dec. 31, 2011 Bank Loans - of which commercial and industrial	Dec. 31, 2010 Bank Loans - of which commercial and industrial	Dec. 31, 2012 Bank Loans - of which commercial and industrial Discounted cash flow	Dec. 31, 2012 Bank Loans - of which commercial and industrial Discounted cash flow Minimum	Dec. 31, 2012 Bank Loans - of which commercial and industrial Discounted cash flow Maximum	Dec. 31, 2012 Bank Loans - of which financial institutions	Dec. 31, 2011 Bank Loans - of which financial institutions	Dec. 31, 2010 Bank Loans - of which financial institutions	Dec. 31, 2012 Bank Loans - of which financial institutions Discounted cash flow	Dec. 31, 2012 Bank Loans - of which financial institutions Discounted cash flow Minimum	Dec. 31, 2012 Bank Loans - of which financial institutions Discounted cash flow Maximum	Dec. 31, 2012 Bank Other intangible assets.	Dec. 31, 2011 Bank Other intangible assets.	Dec. 31, 2010 Bank Other intangible assets.	Dec. 31, 2012 Bank Other assets	Dec. 31, 2011 Bank Other assets	Dec. 31, 2010 Bank Other assets	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale	Dec. 31, 2011 Bank Other assets - of which loans held-for-sale	Dec. 31, 2010 Bank Other assets - of which loans held-for-sale	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Discounted cash flow	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Discounted cash flow Minimum	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Discounted cash flow Maximum	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Vendor price	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Vendor price Minimum	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Vendor price Maximum	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Market comparable	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Market comparable Minimum	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Market comparable Maximum	Dec. 31, 2012 Bank Assets	Dec. 31, 2011 Bank Assets	Dec. 31, 2010 Bank Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	0	0	0	1,204	1,197	0	193	0	15,509	22,278	22,372	5,888	10,028	11,013	3,192	5,076	3,803	754			1,231			797			724	1,786	3,264	724			1,023	1,517	1,861	1,023			447	727	1,135	123			193			78			485	467	622	26			237			6,650	9,587	8,719	1,859	2,547	2,072	1,859			1,920	2,732	2,300	1,920			1,294	2,171	2,725	1,294			2,486	2,196	2,018	564			1,891			170	102	79	8,184	9,045	11,435	3,958	165	2,243	2,245	759			903			1,818	1,969	1,844	1,818			6,366	7,076	9,591	6,619	6,842	6,258	4,778	4,559	3,558	4,778			1,530	2,179	2,195	1,530			43	70	66	5,164	7,469	9,253	4,463	6,901	8,932	328			2,031			2,009			35,689	47,203	50,660	0	0	0	1,204	1,196	0	193	0	15,451	22,191	22,246	5,830	9,941	10,887	3,192	5,076	3,805	754			1,231			797			724	1,786	3,265	724			1,023	1,517	1,862	1,023			447	727	1,134	123			193			78			485	467	623	26			237			6,650	9,588	8,720	1,859	2,547	2,071	1,859			1,920	2,732	2,298	1,920			1,294	2,172	2,724	1,294			2,486	2,195	2,016	564			1,891			170	102	79	8,082	8,867	11,189	3,855	165	2,244	2,245	759			903			1,818	1,968	1,843	1,818			6,264	6,899	9,346	6,619	6,842	6,256	4,778	4,559	3,559	4,778			1,530	2,179	2,195	1,530			43	70	66	5,164	7,469	9,253	4,463	6,901	8,933	328			2,031			2,009			35,529	46,938	50,285
Unobservable input
Buyback probability (in %)																			50.00%	100.00%																																																																																																																																																					50.00%	100.00%
Capitalization rate (in %)																																					5.00%	12.00%																	7.00%	7.00%																																																																																																																																			5.00%	12.00%																	7.00%	7.00%
Correlation (in %)																			(87.00%)	97.00%																																															17.00%	100.00%					(87.00%)	97.00%					30.00%	97.00%																																																																																									(87.00%)	97.00%																																															17.00%	100.00%					(87.00%)	97.00%					30.00%	97.00%
Credit spread (in bp)																						0	2,439																																												34	157											1	5,843																					1,070	2,049																				0	2,763					0	888											20	1,458																															0	2,439																																												34	157											1	5,843																					1,070	2,049																				0	2,763					0	888											20	1,458
Contingent probability (in %)																																																																																																					50.00%	50.00%																																																																																																																																																					50.00%	50.00%
EBITDA multiple																																																										3	12																																													2	13																																																																																																							3	12																																													2	13
Internal rate of return (in %)																																					9.00%	15.00%																																																																																																																																																					9.00%	15.00%
Life expectancy (in years)																																																																																					4	20																								1	23																																																																																																																												4	20																								1	23
Prepayment rate (in %)																															0.00%	55.00%					0.00%	10.00%					0.00%	40.00%																							2.00%	45.00%											0.00%	40.00%																																																																																																					0.00%	55.00%					0.00%	10.00%					0.00%	40.00%																							2.00%	45.00%											0.00%	40.00%
Price (in %)																									0.00%	146.00%																				0.00%	102.00%		80.00%	93.00%																																						0.00%	103.00%																																																						0.00%	103.00%		0.00%	115.00%																												0.00%	146.00%																				0.00%	102.00%		80.00%	93.00%																																						0.00%	103.00%																																																						0.00%	103.00%		0.00%	115.00%
Recovery rate (in %)																																																																															0.00%	75.00%																																																																																																																																																					0.00%	75.00%
Volatility (in %)																																																																			(5.00%)	31.00%					2.00%	157.00%																																																																																																																																															(5.00%)	31.00%					2.00%	157.00%
Discount rate (in %)																															2.00%	50.00%					2.00%	35.00%					2.00%	35.00%																																			2.00%	35.00%																																																																																																					2.00%	50.00%					2.00%	35.00%					2.00%	35.00%																																			2.00%	35.00%
Default rate (in %)																															0.00%	25.00%					0.00%	40.00%					0.00%	25.00%																																			0.00%	25.00%																																																																																																					0.00%	25.00%					0.00%	40.00%					0.00%	25.00%																																			0.00%	25.00%
Loss severity (in %)																															0.00%	100.00%					0.00%	90.00%					0.00%	100.00%																																			0.00%	100.00%																																																																																																					0.00%	100.00%					0.00%	90.00%					0.00%	100.00%																																			0.00%	100.00%